iShares
®
MSCI South Africa ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  16 .5%
Absa Group Ltd. ......................... 1,669,767 $ 24,338,452
Capitec Bank Holdings Ltd. .................. 116,203 32,033,042
Nedbank Group Ltd. ....................... 914,004 14,619,043
Standard Bank Group Ltd. ................... 2,238,891 43,410,875
114,401,412
a
Broadline Retail  —  10 .4%
Naspers Ltd. , Class N ...................... 1,366,661 71,787,099
a
Capital Markets  —  1 .3%
Reinet Investments SCA .................... 304,786 9,212,939
a
Chemicals  —  2 .2%
Sasol Ltd.
(a)
............................. 1,202,589 14,987,090
a
Consumer Staples Distribution & Retail  —  6 .0%
Bid Corp. Ltd. ........................... 677,121 16,992,125
Clicks Group Ltd. ......................... 517,136 7,480,042
Shoprite Holdings Ltd. ..................... 972,679 17,117,711
41,589,878
a
Financial Services  —  8 .9%
FirstRand Ltd. ........................... 8,624,621 49,085,578
Remgro Ltd. ............................ 1,070,289 12,529,575
61,615,153
a
Industrial Conglomerates  —  1 .5%
Bidvest Group Ltd. ........................ 712,393 10,268,301
a
Insurance  —  6 .7%
Discovery Ltd. ........................... 1,116,288 19,161,739
OUTsurance Group Ltd. .................... 1,962,723 8,575,944
Sanlam Ltd. ............................ 3,550,559 18,778,658
46,516,341
a
Metals & Mining  —  36 .7%
Anglogold Ashanti PLC ..................... 880,019 84,192,658
Gold Fields Ltd. .......................... 1,546,960 61,008,034
Security Shares Value
a
Metals & Mining (continued)
Harmony Gold Mining Co. Ltd. ................ 1,127,536 $ 20,626,640
Impala Platinum Holdings Ltd. ................ 1,780,553 25,373,700
Northam Platinum Holdings Ltd. ............... 732,427 14,252,503
Sibanye Stillwater Ltd. ..................... 5,777,417 17,276,650
Valterra Platinum Ltd. ...................... 377,069 31,136,049
253,866,234
a
Real Estate Management & Development  —  1 .6%
NEPI Rockcastle N.V.
(a)
..................... 1,300,501 11,371,263
a
Specialty Retail  —  1 .4%
Pepkor Holdings Ltd.
(b)
..................... 7,529,104 10,000,281
a
Wireless Telecommunication Services  —  6 .4%
MTN Group Ltd. .......................... 2,412,547 32,194,729
Vodacom Group Ltd. ...................... 1,319,340 12,386,255
44,580,984
a
Total Long-Term Investments — 99.6%
(Cost: $ 660,546,581 ) ................................ 690,196,975
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 363,491 363,491
a
Total Short-Term Securities — 0.1%
(Cost: $ 363,491 ) ................................... 363,491
Total Investments — 99.7%
(Cost: $ 660,910,072 ) ................................ 690,560,466
Other Assets Less Liabilities — 0 .3% ..................... 1,974,692
Net Assets — 100.0% ................................. $ 692,535,158
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 180,000  $ 183,491
(a)
$ —  $ —  $ —  $ 363,491  363,491  $ 16,956  $ —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI South Africa ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE/JSE Top 40 Index ................................................................ 28 06/18/26 $ 1,851 $ (12,383)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 167,275,809  $ 522,921,166  $ —  $ 690,196,975
Short-Term Securities
Money Market Funds ...................................... 363,491  —  —  363,491
$ 167,639,300  $ 522,921,166  $ —  $ 690,560,466
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (12,383) $ —  $ —  $ (12,383)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.